Trade and other receivables (Details 2) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current Trade Receivables Gross		$ 290,121,737	$ 262,337,348
Current trade receivables		284,062,536	258,182,596
Other current receivables		36,639,803	28,031,002
Total current		320,702,339	286,213,598
Others accounts receivables		3,363,123	3,974,395
Total non-current		3,363,123	3,974,395
Chile operating segment
Current Trade Receivables Gross		162,477,091	159,465,654
International business operating segment
Current Trade Receivables Gross		76,166,145	62,587,204
Wines operating segment
Current Trade Receivables Gross		51,478,501	40,284,490
Impairment loss estimate
Current Trade Receivables Gross		(6,059,201)	(4,154,752)
Other Accounts Receivables [Member]
Other current receivables	[1]	36,639,803	28,031,002
Others accounts receivables	[1]	3,363,123	3,974,395
Current balance
Current Trade Receivables Gross		260,367,974	242,707,750
Current trade receivables		260,219,760	242,707,750
Other current receivables		36,056,454	27,768,858
Total current		296,276,214	270,476,608
Others accounts receivables		3,363,123	3,974,395
Total non-current		3,363,123	3,974,395
Current balance | Chile operating segment
Current Trade Receivables Gross		152,644,412	150,256,296
Current balance | International business operating segment
Current Trade Receivables Gross		63,419,349	56,180,536
Current balance | Wines operating segment
Current Trade Receivables Gross		44,304,213	36,270,918
Current balance | Impairment loss estimate
Current Trade Receivables Gross		(148,214)	0
Current balance | Other Accounts Receivables [Member]
Other current receivables		36,056,454	27,768,858
0 a 3 months
Current Trade Receivables Gross		21,723,168	13,286,335
Current trade receivables		21,180,973	12,864,775
Other current receivables		321,767	97,052
Total current		21,502,740	12,961,827
Total non-current		0	0
0 a 3 months | Chile operating segment
Current Trade Receivables Gross		5,928,791	4,960,461
0 a 3 months | International business operating segment
Current Trade Receivables Gross		9,546,370	4,978,409
0 a 3 months | Wines operating segment
Current Trade Receivables Gross		6,248,007	3,347,465
0 a 3 months | Impairment loss estimate
Current Trade Receivables Gross		(542,195)	(421,560)
0 a 3 months | Other Accounts Receivables [Member]
Other current receivables		321,767	97,052
Others accounts receivables		0	0
3 a 6 months
Current Trade Receivables Gross		2,450,756	1,852,184
Current trade receivables		1,850,323	1,157,070
Other current receivables		162,295	165,092
Total current		2,012,618	1,322,162
Total non-current		0	0
3 a 6 months | Chile operating segment
Current Trade Receivables Gross		1,085,806	1,037,876
3 a 6 months | International business operating segment
Current Trade Receivables Gross		1,092,229	595,173
3 a 6 months | Wines operating segment
Current Trade Receivables Gross		272,721	219,135
3 a 6 months | Impairment loss estimate
Current Trade Receivables Gross		(600,433)	(695,114)
3 a 6 months | Other Accounts Receivables [Member]
Other current receivables		162,295	165,092
Others accounts receivables		0	0
6 a 12 months
Current Trade Receivables Gross		1,851,483	1,901,047
Current trade receivables		443,635	899,348
Other current receivables		99,233	0
Total current		542,868	899,348
Total non-current		0	0
6 a 12 months | Chile operating segment
Current Trade Receivables Gross		844,101	1,358,009
6 a 12 months | International business operating segment
Current Trade Receivables Gross		701,571	318,551
6 a 12 months | Wines operating segment
Current Trade Receivables Gross		305,811	224,487
6 a 12 months | Impairment loss estimate
Current Trade Receivables Gross		(1,407,848)	(1,001,699)
6 a 12 months | Other Accounts Receivables [Member]
Other current receivables		99,233	0
Others accounts receivables		0	0
More than 12 months
Current Trade Receivables Gross		3,728,356	2,590,032
Current trade receivables		367,845	553,653
Other current receivables		54	0
Total current		367,899	553,653
Total non-current		0	0
More than 12 months | Chile operating segment
Current Trade Receivables Gross		1,973,981	1,853,012
More than 12 months | International business operating segment
Current Trade Receivables Gross		1,406,626	514,535
More than 12 months | Wines operating segment
Current Trade Receivables Gross		347,749	222,485
More than 12 months | Impairment loss estimate
Current Trade Receivables Gross		(3,360,511)	(2,036,379)
More than 12 months | Other Accounts Receivables [Member]
Other current receivables		54	0
Others accounts receivables		$ 0	$ 0

[1]	As of December 31, 2018, this item mainly includes ThCh$ 1,392,650 in current and ThCh$ 1,240,461 (ThCh$ 2,411,833 in 2017) in non-current related to the account receivable from the sale of the 49% that subsidiary CPCh had in Compañía Pisquera Bauzá S.A. (see Note 14 – Non-current assets of disposal groups classifield as held for sale).